Property, plant and equipment, net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Buildings	$ 15,112,952	$ 13,625,189	$ 12,750,902
Plant and machinery	1,568,409	1,552,234	1,453,435
Furniture, fixtures and equipment	8,184,576	5,668,331	3,055,934
Motor vehicles	445,191	443,048	420,683
Property, plant and equipment, gross	25,311,128	21,288,802	17,680,954
Accumulated depreciation	(5,451,242)	(4,511,548)	(3,437,366)
Property, plant and equipment after accumulated depreciation	19,859,886	16,777,254	14,243,588
Construction in progress		1,319,808	362,300
Property, plant and equipment, net	$ 19,859,886	$ 18,097,062	$ 14,605,888